Leases (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Future Minimum Payments under Finance Lease Contracts

Future minimum lease payments under finance lease contracts are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Within 1year	8,783	8,550
Over 1 but less than 5 years	21,034	22,582
Over 5 years	16,936	18,635

Total	46,754	49,768

Summary of Future Minimum Payments under Non-Cancellable Operating Lease Contracts

The future minimum lease payments under non-cancellable operating lease contracts are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Within 1 year	11,371	9,965
Over 1 but less than 5 years	29,434	31,624
Over 5 years	4,994	6,638

Total	45,800	48,228

Summary of Future Minimum Payments Expected to be Received under Non-Cancellable Operating Lease Contracts

The future lease payments expected to be received under non-cancellable operating lease contracts are as follows:

	(Millions of Yen)
	Year ended March 31, 2019	Year ended March 31, 2018
Within 1 year	2,314	1,906
Over 1 but less than 5 years	8,326	6,549
Over 5 years	21,712	7,654

Total	32,353	16,110